Note to the cash flow statement (Tables)	12 Months Ended
Dec. 31, 2025
Consolidated Statement of Cash Flows
Adjustments related to operating cash flow

	December 31,
	2025	2024	2023

	(Euro, in thousands)
Adjustment for non-cash transactions
Amortization, depreciation and impairment on intangible assets and property, plant and equipment	€55,875	€45,499	€43,642
Share-based compensation expenses	23,999	19,886	56,718
Increase/decrease (-) in retirement benefit obligations	(2,352)	(524)	11
Unrealized exchange losses/gains (-) and non-cash other financial result	43,836	(23,858)	19,908
Discounting effect of non-current deferred income	—	(227)	(645)
Discounting effect of other non-current liabilities	1,183	(395)	(318)
Discounting effect of contingent consideration receivable	(2,676)	(4,002)	—
Fair value re-measurement of warrants	—	(4)	(18)
Net change in fair value of current financial investments	51,911	(49,984)	(22,690)
Fair value adjustment financial assets held at fair value through profit or loss	(1,175)	—	390
Fair value adjustment contingent consideration receivable	(11,887)	(931)	—
Fair value adjustment contingent consideration payable	(21,760)	—	—
Impairment loss (addition/reversal (-)) on trade receivables	(9,643)	9,643	—
Other non-cash expenses	(151)	(12)	2,292
Total adjustment for non-cash transactions	€127,160	€(4,909)	€99,291

Adjustment for items to disclose separately under operating cash flow
Interest expense	€1,034	€912	€1,867
Interest income	(46,339)	(89,378)	(79,319)
Income taxes	(18,138)	(1,705)	11,689
Cash used for other liabilities related to the disposal of subsidiaries	—	527	—
Total adjustment for items to disclose separately under operating cash flow	€(63,443)	€(89,644)	€(65,763)

Adjustment for items to disclose under investing and financing cash flows
Gain on disposal of subsidiaries	€(1,085)	€(52,488)	€—
Gain (-)/loss on sale of fixed assets	27	8	(1,091)
Proceeds from settlement of hedging instrument	(22,745)	—	—
Investment income related to financial investments	(33,645)	(23,759)	(15,597)
Cash used for other liabilities related to the disposal of subsidiaries	15,194	—	—
Total adjustment for items to disclose separately under investing and financing cash flow	€(42,254)	€(76,239)	€(16,688)

Change in working capital other than deferred income
Increase (-)/ decrease in inventories	€28,851	€23,039	€(24,076)
Increase (-)/ decrease in receivables	86,588	(31,055)	(39,114)
Increase/decrease (-) in liabilities	33,813	(53,429)	31,817
Total change in working capital other than deferred income	€149,252	€(61,445)	€(31,373)